UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

(Investment Company Act File Number)	811-5514

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc. 100 East Pratt St., 15th Floor Baltimore, MD 21202
(Address of Principal Executive Offices)	(Zip code)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service) (Notices should be sent to the Agent for Service)

Registrant’s Telephone Number: 410.986.5600

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2008 - June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

SEMI-ANNUAL REPORT: June 30, 2008

MTB Funds Large Cap Growth Fund II Large Cap Value Fund II Managed Allocation Fund – Conservative Growth II Managed Allocation Fund – Moderate Growth II Managed Allocation Fund – Aggressive Growth II

SHAREHOLDER EXPENSE EXAMPLE	1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period[1]
LARGE CAP GROWTH FUND II
Actual	$1,000	$899.80	$4.63
Hypothetical (assuming a 5% return before expense)	$1,000	$1,019.99	$4.92

LARGE CAP VALUE FUND II
Actual	$1,000	$884.40	$4.59
Hypothetical (assuming a 5% return before expense)	$1,000	$1,019.99	$4.92

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II
Actual	$1,000	$960.50	$3.51
Hypothetical (assuming a 5% return before expense)	$1,000	$1,021.28	$3.62

MANAGED ALLOCATION FUND – MODERATE GROWTH II
Actual	$1,000	$933.40	$3.46
Hypothetical (assuming a 5% return before expense)	$1,000	$1,021.28	$3.62

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II
Actual	$1,000	$892.40	$3.39
Hypothetical (assuming a 5% return before expense)	$1,000	$1,021.28	$3.62

[1]

Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

LARGE CAP GROWTH FUND II	0.98%

LARGE CAP VALUE FUND II	0.98%

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II	0.72%

MANAGED ALLOCATION FUND – MODERATE GROWTH II	0.72%

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II	0.72%

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

2	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund II

At June 30, 2008, the Fund’s sector classifications were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	13.8%
Software	8.5%
Health Care – Products	7.8%
Retail	7.6%
Computers	6.3%
Telecommunications	4.9%
Oil & Gas Services	4.7%
Internet	4.1%
Beverages	3.7%
Cosmetics/Personal Care	3.1%
Pharmaceuticals	3.0%
Diversified Financial Services	2.9%
Machinery	2.5%
Semiconductors	2.3%
Biotechnology	1.7%
Engineering & Construction	1.5%
Chemicals	1.4%
Insurance	1.4%
Coal	1.3%
Health Care Providers & Services	1.3%
Food	1.2%
Tobacco	1.2%
Commercial Services	1.0%
Aerospace & Defense	0.9%
Air Freight & Logistics	0.9%
Electric Utilities	0.9%
Electrical Components & Equipment	0.9%
Iron/Steel	0.9%
Metals & Mining	0.8%
Banks	0.6%
Apparel	0.5%
Miscellaneous Manufacturing	0.5%
Home Builders	0.4%
Cash Equivalents[1]	4.8%
Other Assets and Liabilities – Net[2]	0.7%
TOTAL	100.0%

[1]	Cash Equivalents include investments in money market mutual funds.

[2]	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	3

PORTFOLIO OF INVESTMENTS

MTB Large Cap Growth Fund II

Description	Number of Shares	Market Value

COMMON STOCKS – 94.5%

AEROSPACE & DEFENSE – 0.9%
United Technologies Corp.	800	$49,360

AIR FREIGHT & LOGISTICS – 0.9%
FedEx Corp.	600	47,274

APPAREL – 0.5%
Nike, Inc., Class B	450	26,825

BANKS – 0.6%
Whitney Holding Corp.	1,800	32,940

BEVERAGES – 3.7%
Coca-Cola Co.	1,000	51,980
PepsiCo, Inc.	2,300	146,257

TOTAL BEVERAGES		$198,237

BIOTECHNOLOGY – 1.7%
*Amgen, Inc.	700	33,012
*Gilead Sciences, Inc.	1,050	55,598

TOTAL BIOTECHNOLOGY		$88,610

CHEMICALS – 1.4%
Albemarle Corp.	720	28,735
Monsanto Co.	150	18,966
*The Mosaic Co.	200	28,940

TOTAL CHEMICALS		$76,641

COAL – 1.3%
Consol Energy, Inc.	600	67,422

COMMERCIAL SERVICES – 1.0%
Ritchie Bros. Auctioneers, Inc.	2,000	54,260

COMPUTERS – 6.3%
*Apple, Inc.	600	100,463
*Dell, Inc.	1,400	30,632
*EMC Corp.	4,700	69,043
Hewlett-Packard Co.	1,000	44,210
International Business Machines Corp.	800	94,824

TOTAL COMPUTERS		$339,172

COSMETICS/PERSONAL CARE – 3.1%
Avon Products, Inc.	1,000	36,020
Colgate-Palmolive Co.	350	24,185
Procter & Gamble Co.	1,750	106,418

TOTAL COSMETICS/PERSONAL CARE		$166,623

Description	Number of Shares	Market Value

DIVERSIFIED FINANCIAL SERVICES – 2.9%
*Affiliated Managers Group, Inc.	350	$31,521
American Express Co.	900	33,903
Goldman Sachs Group, Inc.	400	69,960
*IntercontinentalExchange, Inc.	200	22,800

TOTAL DIVERSIFIED FINANCIAL SERVICES		$158,184

ELECTRIC UTILITIES – 0.9%
*AES Corp.	2,400	46,104

ELECTRICAL COMPONENTS & EQUIPMENT – 0.9%
Emerson Electric Co.	1,000	49,450

ENGINEERING & CONSTRUCTION – 1.5%
*Foster Wheeler Ltd.	600	43,890
*McDermott International, Inc.	600	37,134

TOTAL ENGINEERING & CONSTRUCTION		$81,024

FOOD – 1.2%
Kraft Foods, Inc. Class A	2,200	62,590

HEALTH CARE – PRODUCTS – 7.8%
Dentsply International, Inc.	1,000	36,800
*Hologic, Inc.	2,500	54,500
*Intuitive Surgical, Inc.	175	47,145
Johnson & Johnson	2,300	147,981
Medtronic, Inc.	750	38,813
*Zimmer Holdings, Inc.	1,400	95,270

TOTAL HEALTH CARE – PRODUCTS		$420,509

HEALTH CARE PROVIDERS & SERVICES – 1.3%
*Psychiatric Solutions, Inc.	1,150	43,516
UnitedHealth Group, Inc.	1,100	28,875

TOTAL HEALTH CARE PROVIDERS & SERVICES		$72,391

HOME BUILDERS – 0.4%
*Toll Brothers, Inc.	1,200	22,476

INSURANCE – 1.4%
American International Group, Inc.	1,000	26,460
Lincoln National Corp.	1,064	48,220

TOTAL INSURANCE		$74,680

INTERNET – 4.1%
*Google Inc. Class A	375	197,408
*Yahoo!, Inc.	1,200	24,792

TOTAL INTERNET		$222,200

(MTB Large Cap Growth Fund II continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund II (continued)

Description	Number of Shares	Market Value

IRON/STEEL – 0.9%
Cleveland-Cliffs, Inc.	400	$47,676

MACHINERY – 2.5%
Caterpillar, Inc.	500	36,910
Joy Global, Inc.	750	56,873
Rockwell Automation, Inc.	900	39,357

TOTAL MACHINERY		$133,140

METALS & MINING – 0.8%
Freeport-McMoRan Copper & Gold, Inc.	350	41,017

MISCELLANEOUS MANUFACTURING – 0.5%
3M Co.	400	27,836

OIL & GAS – 13.8%
Chevron Corp.	750	74,348
ConocoPhillips	1,300	122,707
Devon Energy Corp.	450	54,072
Exxon Mobil Corp.	4,700	414,210
*Southwestern Energy Co.	1,200	57,132
XTO Energy, Inc.	312	21,375

TOTAL OIL & GAS		$743,844

OIL & GAS SERVICES – 4.7%
*Cameron International Corp.	300	16,605
*National Oilwell Varco, Inc.	500	44,360
Schlumberger Ltd.	1,100	118,173
Transocean, Inc.	100	15,239
*Weatherford International Ltd.	1,200	59,508

TOTAL OIL & GAS SERVICES		$253,885

PHARMACEUTICALS – 3.0%
Abbott Laboratories	1,000	52,970
*Express Scripts, Inc.	575	36,064
Merck & Co., Inc.	500	18,845
Schering-Plough Corp.	1,300	25,597
Wyeth	600	28,776

TOTAL PHARMACEUTICALS		$162,252

RETAIL – 7.6%
Abercrombie & Fitch Co.	800	50,144
CVS Caremark Corp.	1,800	71,225
Lowe’s Cos., Inc.	2,800	58,100
Macy’s, Inc.	2,500	48,550
McDonald’s Corp.	500	28,110
Nordstrom, Inc.	1,800	54,540
TJX Cos., Inc.	1,350	42,485
Wal-Mart Stores, Inc.	1,000	56,200

TOTAL RETAIL		$409,354

Description	Number of Shares	Market Value

SEMICONDUCTORS – 2.3%
Intel Corp.	3,000	$64,440
*MEMC Electronic Materials, Inc.	950	58,463

TOTAL SEMICONDUCTORS		$122,903

SOFTWARE – 8.5%
*Cerner Corp.	1,400	63,252
*Citrix Systems, Inc.	2,100	61,761
Microsoft Corp.	7,250	199,448
*Oracle Corp.	6,200	130,200

TOTAL SOFTWARE		$454,661

TELECOMMUNICATIONS – 4.9%
*Cisco Systems, Inc.	7,200	167,472
Harris Corp.	900	45,441
QUALCOMM, Inc.	1,150	51,026

TOTAL TELECOMMUNICATIONS		$263,939

TOBACCO – 1.2%
Philip Morris International, Inc.	1,350	66,676

TOTAL COMMON STOCKS (COST $4,808,198)		$5,084,155

Description	Par Value	Market Value

MONEY MARKET FUND – 4.8%
[1,2]MTB Prime Money Market Fund, Corporate Shares, 2.18% (COST $260,668)	$260,668	$260,668

TOTAL INVESTMENTS – 99.3% (COST $5,068,866)		$5,344,823

OTHER ASSETS LESS LIABILITIES – 0.7%		$38,826

TOTAL NET ASSETS – 100.0%		$5,383,649

The categories of investments are shown as a percentage of total net assets at June 30, 2008.

(1)	Affiliated companies.
(2)	7-Day net yield.
*	Non-income producing security.

Cost of investments for Federal Tax Purposes is $5,068,866

(MTB Large Cap Growth Fund II continued next page)

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	5

MTB Large Cap Growth Fund II (concluded)

Various inputs are used in determining the value of the portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$5,344,823	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$5,344,823	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund II

At June 30, 2008, the Fund’s sector classifications were as follows:

STOCKS	Percentage of Total Net Assets
Oil & Gas	14.8%
Insurance	11.3%
Software	8.1%
Media	6.5%
Telecommunications	6.5%
Metals & Mining	5.5%
Tobacco	5.1%
Aerospace & Defense	4.4%
Office/Business Equipment	3.6%
Banks	3.3%
Diversified Financial Services	3.1%
Miscellaneous Manufacturing	2.7%
Road & Rail	2.7%
Household Products	2.5%
Biotechnology	2.5%
Electric Utilities	2.1%
Iron/Steel	1.9%
Pharmaceuticals	1.8%
Thrifts & Mortgage Finance	1.6%
Food	1.2%
Electronics	0.9%
Health Care Providers & Services	0.9%
Forest Products & Paper	0.8%
Internet	0.7%
Cash Equivalents[1]	4.5%
Other Assets and Liabilities – Net[2]	1.0%
TOTAL	100.0%

[1]	Cash Equivalents include investments in money market mutual funds.

[2]	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	7

PORTFOLIO OF INVESTMENTS

MTB Large Cap Value Fund II

Description	Number of Shares	Market Value

COMMON STOCKS – 94.5%

AEROSPACE & DEFENSE – 4.4%
Lockheed Martin Corp.	1,800	$177,588
Raytheon Co.	3,700	208,236

TOTAL AEROSPACE & DEFENSE		$385,824

BANKS – 3.3%
Wachovia Corp.	3,900	60,567
Wells Fargo & Co.	9,608	228,190

TOTAL BANKS		$288,757

BIOTECHNOLOGY – 2.5%
*Amgen, Inc.	4,600	216,936

DIVERSIFIED FINANCIAL SERVICES – 3.1%
Citigroup, Inc.	5,735	96,119
JPMorgan Chase & Co.	5,200	178,412

TOTAL DIVERSIFIED FINANCIAL SERVICES		$274,531

ELECTRIC UTILITIES – 2.1%
*NRG Energy, Inc.	4,400	188,760

ELECTRONICS – 0.9%
*Agilent Technologies, Inc.	2,285	81,209

FOOD – 1.2%
Kraft Foods, Inc. Class A	3,632	103,330

FOREST PRODUCTS & PAPER – 0.8%
International Paper Co.	3,000	69,900

HEALTH CARE PROVIDERS & SERVICES – 0.9%
Aetna, Inc.	1,900	77,007

HOUSEHOLD PRODUCTS – 2.5%
Kimberly-Clark Corp.	3,765	225,072

INSURANCE – 11.3%
American International Group, Inc.	2,500	66,150
AON Corp.	4,700	215,918
Genworth Financial, Inc., Class A	11,900	211,939
Hartford Financial Services Group, Inc.	5,500	355,135
Loews Corp.	3,074	144,171

TOTAL INSURANCE		$993,313

INTERNET – 0.7%
*Liberty Media Corp.-Interactive	4,550	67,158

IRON/STEEL – 1.9%
United States Steel Corp.	900	166,302

Description	Number of Shares	Market Value

MEDIA – 6.5%
CBS Corp., Class B	4,790	$93,357
Comcast Corp., Class A	6,700	125,692
*Viacom, Inc., Class B	11,490	350,905

TOTAL MEDIA		$569,954

METALS & MINING – 5.5%
AngloGold Ashanti Ltd. ADR	6,584	223,461
Barrick Gold Corp.	5,800	263,900

TOTAL METALS & MINING		$487,361

MISCELLANEOUS MANUFACTURING – 2.7%
Illinois Tool Works, Inc.	2,200	104,522
Ingersoll-Rand Co., Ltd.	3,600	134,748

TOTAL MISCELLANEOUS MANUFACTURING		$239,270

OFFICE/BUSINESS EQUIPMENT – 3.6%
Pitney Bowes, Inc.	9,200	313,720

OIL & GAS – 14.8%
Apache Corp.	3,200	444,799
ConocoPhillips	1,229	116,005
Hess Corp.	1,700	214,523
Noble Energy, Inc.	4,200	422,352
Talisman Energy, Inc.	4,500	99,585

TOTAL OIL & GAS		$1,297,264

PHARMACEUTICALS – 1.8%
Sanofi-Aventis SA ADR	4,700	156,181

ROAD & RAIL – 2.7%
Union Pacific Corp.	3,200	241,600

SOFTWARE – 8.1%
CA, Inc.	17,700	408,693
Microsoft Corp.	10,900	299,859

TOTAL SOFTWARE		$708,552

TELECOMMUNICATIONS – 6.5%
AT&T, Inc.	6,300	212,247
Motorola, Inc.	25,900	190,106
Sprint Nextel Corp.	7,300	69,350
Verizon Communications, Inc.	2,740	96,996

TOTAL TELECOMMUNICATIONS		$568,699

THRIFTS & MORTGAGE FINANCE – 1.6%
Federal National Mortgage Association	7,084	138,209

(MTB Large Cap Value Fund II continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /   June 30, 2008 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Value Fund II (concluded)

Description	Number of Shares	Market Value

TOBACCO – 5.1%
Altria Group, Inc.	3,870	$79,567
*Lorillard Inc.	2,538	175,528
Philip Morris International, Inc.	3,870	191,140

TOTAL TOBACCO		$446,235

TOTAL COMMON STOCKS (COST $8,505,957)		$8,305,144

Description	Par Value	Market Value

MONEY MARKET FUND – 4.5%
[2]Dreyfus Cash Management Fund, Institutional Shares, 2.66%	$390	$390
[1,2]MTB Prime Money Market Fund, Corporate Shares, 2.18%	392,589	392,589

TOTAL MONEY MARKET FUND (COST $392,979)		$392,979

TOTAL INVESTMENTS – 99.0% (COST $8,898,936)		$8,698,123

OTHER ASSETS LESS LIABILITIES – 1.0%		$90,757

TOTAL NET ASSETS – 100.0%		$8,788,880

The categories of investments are shown as a percentage of total net assets at June 30, 2008.

(1)	Affiliated companies.
(2)	7-Day net yield.
*	Non-Income Producing

ADR—American Depositary Receipt

Cost of investments for Federal Tax Purposes is $8,898,936.

Various inputs are used in determining the value of the portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1—Quoted Prices	$8,698,123	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$8,698,123	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth II

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity, Institutional I Shares	16.0%
MTB Short Duration Government Bond Fund, Institutional I Shares	14.9%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	14.9%
MTB Large Cap Growth Fund, Institutional I Shares	12.0%
MTB Prime Money Market Fund, Corporate Shares	10.0%
MTB Intermediate-Term Bond Fund, Institutional I Shares	8.0%
MTB US Government Bond Fund, Institutional I Shares	7.0%
MTB Large Cap Value Fund, Institutional I Shares	6.0%
MTB Large Cap Stock Fund, Institutional I Shares	5.0%
MTB Mid Cap Growth Fund, Institutional I Shares	2.0%
MTB Small Cap Growth Fund, Institutional I Shares	1.5%
MTB Mid Cap Stock Fund, Institutional I Shares	1.5%
MTB Small Cap Stock Fund, Institutional I Shares	1.0%
Other Assets and Liabilities – Net[2]	0.2%
TOTAL	100.0%

[1]	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

[2]	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Number of Shares	Market Value

MUTUAL FUNDS – 99.8%[1]

EQUITY FUNDS – 44.9%
MTB International Equity, Institutional I Shares	14,830	$166,541
MTB Large Cap Growth Fund, Institutional I Shares	14,872	124,331
MTB Large Cap Stock Fund, Institutional I Shares	7,086	51,657
MTB Large Cap Value Fund, Institutional I Shares	5,811	62,350
MTB Mid Cap Growth Fund, Institutional I Shares	1,521	20,699
MTB Mid Cap Stock Fund, Institutional I Shares	1,199	15,418
MTB Small Cap Growth Fund, Institutional I Shares	971	15,713
MTB Small Cap Stock Fund, Institutional I Shares	2,087	10,269

TOTAL EQUITY FUNDS		$466,978

Description	Par Value	Market Value

FIXED INCOME FUNDS – 44.9%
MTB Intermediate-Term Bond Fund, Institutional I Shares	$8,425	$83,238
MTB Short Duration Government Bond Fund, Institutional I Shares	15,991	155,751
MTB Short-Term Corporate Bond Fund, Institutional I Shares	15,812	$155,749
MTB US Government Bond Fund, Institutional I Shares	7,783	72,846

TOTAL FIXED INCOME FUNDS		$467,584

MONEY MARKET FUND – 10.0%
2MTB Prime Money Market Fund, Corporate Shares, 2.18%	103,571	$103,571

TOTAL INVESTMENTS – 99.8% (COST $1,100,002)		$1,038,133
OTHER ASSETS LESS LIABILITIES – 0.2%		$1,586
TOTAL NET ASSETS – 100.0%		$1,039,719

The categories of investments are shown as a percentage of total net assets at June 30, 2008.

(1)	Affiliated companies.
(2)	7-Day net yield.

Cost of investments for Federal Tax Purposes is $1,100,002.

(MTB Managed Allocation Fund – Conservative Growth II (continued next page)

10	PORTFOLIOS OF INVESTMENTS

MTB Managed Allocation Fund – Conservative Growth II (concluded)

Various inputs are used in determining the value of the portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$1,038,133	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,038,133	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth II

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity, Institutional I Shares	24.0%
MTB Large Cap Growth Fund, Institutional I Shares	14.0%
MTB Large Cap Stock Fund, Institutional I Shares	13.9%
MTB Intermediate-Term Bond Fund, Institutional I Shares	11.0%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	9.0%
MTB Prime Money Market Fund, Corporate Shares	8.0%
MTB Large Cap Value Fund, Institutional I Shares	7.0%
MTB Short Duration Government Bond Fund, Institutional I Shares	5.0%
MTB Mid Cap Growth Fund, Institutional I Shares	3.0%
MTB Small Cap Growth Fund, Institutional I Shares	2.0%
MTB Mid Cap Stock Fund, Institutional I Shares	1.0%
MTB Small Cap Stock Fund, Institutional I Shares	1.0%
MTB US Government Bond Fund, Institutional I Shares	1.0%
Other Assets and Liabilities – Net[2]	0.1%
TOTAL	100.0%

[1]	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

[2]	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Number of Shares	Market Value

MUTUAL FUNDS – 99.9%[1]

EQUITY FUNDS – 65.9%
MTB International Equity, Institutional I Shares	910,194	$10,221,483
MTB Large Cap Growth Fund, Institutional I Shares	709,930	5,935,011
MTB Large Cap Stock Fund, Institutional I Shares	811,840	5,918,310
MTB Large Cap Value Fund, Institutional I Shares	277,384	2,976,333
MTB Mid Cap Growth Fund, Institutional I Shares	93,347	1,270,448
MTB Mid Cap Stock Fund, Institutional I Shares	32,703	420,561
MTB Small Cap Growth Fund, Institutional I Shares	52,978	857,191
MTB Small Cap Stock Fund, Institutional I Shares	85,401	420,173

TOTAL EQUITY FUNDS		$28,019,510

Description	Par Value	Market Value

FIXED INCOME FUNDS – 26.0%
MTB Intermediate-Term Bond Fund, Institutional I Shares	$474,029	$4,683,410
MTB Short Duration Government Bond Fund, Institutional I Shares	218,105	2,124,345
MTB Short-Term Corporate Bond Fund, Institutional I Shares	388,200	3,823,774
MTB US Government Bond Fund, Institutional I Shares	45,496	425,841

TOTAL FIXED INCOME FUNDS		$11,057,370

MONEY MARKET FUND – 8.0%
2MTB Prime Money Market Fund, Corporate Shares, 2.18%	3,392,289	$3,392,289

TOTAL INVESTMENTS – 99.9% (COST $44,523,343)		$42,469,169

OTHER ASSETS LESS LIABILITIES – 0.1%		$36,618

TOTAL NET ASSETS – 100.0%		$42,505,787

The categories of investments are shown as a percentage of total net assets at June 30, 2008.

(1)	Affiliated companies.
(2)	7-Day net yield.

Cost of investments for Federal Tax Purposes is $44,523,343.

(MTB Managed Allocation Fund – Moderate Growth II continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

MTB Managed Allocation Fund – Moderate Growth II Fund (concluded)

Various inputs are used in determining the value of the portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$42,469,169	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$42,469,169	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Aggressive Growth II

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity, Institutional I Shares	30.1%
MTB Large Cap Growth Fund, Institutional I Shares	23.9%
MTB Large Cap Stock Fund, Institutional I Shares	19.9%
MTB Large Cap Value Fund, Institutional I Shares	12.0%
MTB Small Cap Growth Fund, Institutional I Shares	3.0%
MTB Mid Cap Growth Fund, Institutional I Shares	3.0%
MTB Short Duration Government Bond Fund, Institutional I Shares	2.0%
MTB Prime Money Market Fund, Corporate Shares	2.0%
MTB Mid Cap Stock Fund, Institutional I Shares	2.0%
MTB Small Cap Stock Fund, Institutional I Shares	2.0%
Other Assets and Liabilities – Net[2]	0.1%
TOTAL	100.0%

[1]	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

[2]	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Number of Shares	Market Value

MUTUAL FUNDS – 99.9%[1]

EQUITY FUNDS – 95.9%
MTB International Equity, Institutional I Shares	31,751	$356,560
MTB Large Cap Growth Fund, Institutional I Shares	33,959	283,894
MTB Large Cap Stock Fund, Institutional I Shares	32,362	235,917
MTB Large Cap Value Fund, Institutional I Shares	13,270	142,386
MTB Mid Cap Growth Fund, Institutional I Shares	2,605	35,450
MTB Mid Cap Stock Fund, Institutional I Shares	1,825	23,466
MTB Small Cap Growth Fund, Institutional I Shares	2,219	35,900
MTB Small Cap Stock Fund, Institutional I Shares	4,766	23,449

TOTAL EQUITY FUNDS		$1,137,022

Description	Par Value	Market Value

FIXED INCOME FUNDS – 2.0%
MTB Short Duration Government Bond Fund, Institutional I Shares	$2,435	$23,713

MONEY MARKET FUND – 2.0%
2MTB Prime Money Market Fund, Corporate Shares, 2.18%	23,499	23,499

TOTAL INVESTMENTS – 99.9% (COST $1,313,618)		$1,184,234

OTHER ASSETS LESS LIABILITIES – 0.1%		$1,556

TOTAL NET ASSETS – 100.0%		$1,185,790

The categories of investments are shown as a percentage of total net assets at June 30, 2008.

(1)	Affiliated companies.
(2)	7-Day net yield.

Cost of investments for Federal Tax Purposes is $1,313,618.

(MTB Managed Allocation Fund – Aggressive Growth II continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB Managed Allocation Fund – Aggressive Growth II Fund (concluded)

Various inputs are used in determining the value of the portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices	$1,184,234	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,184,234	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	15

June 30, 2008	Large Cap Growth Fund II	Large Cap Value Fund II	Managed Allocation Fund – Conservative Growth II	Managed Allocation Fund – Moderate Growth II	Managed Allocation Fund – Aggressive Growth II
ASSETS
Investments in securities, at value(a)	$5,344,823	$8,698,123	$1,038,133	$42,469,169	$1,184,234
Income receivable	3,622	13,496	1,698	44,314	124
Receivable for investments sold	40,337	69,401	—	—	—
Receivable due to manager	12,038	5,585	13,628	7,325	13,101
Receivable for shares sold	7,987	19,393	—	14,720	887

TOTAL ASSETS	5,408,807	8,805,998	1,053,459	42,535,528	1,198,346

LIABILITIES:
Payable to bank	—	750	—	—	—
Payable for investments purchased	8,885	—	—	—	—
Payable for shares redeemed	2,175	98	479	4,326	1,283
Payable for Trustees’ fees	755	465	489	746	536
Payable for transfer and dividend disbursing agent fees and expense	1,099	827	1,416	1,958	1,186
Payable for distribution services fee (Note 5)	1,146	1,836	206	8,925	251
Payable for shareholder services fee (Note 5)	458	732	81	3,469	100
Accrued expenses	10,640	12,410	11,069	10,317	9,200

TOTAL LIABILITIES	25,158	17,118	13,740	29,741	12,556

NET ASSETS	$5,383,649	$8,788,880	$1,039,719	$42,505,787	$1,185,790

NET ASSETS CONSIST OF:
Paid-in capital	$5,238,910	$9,063,285	$1,076,062	$42,514,111	$1,232,252
Net unrealized appreciation/depreciation of investments	275,957	(200,813)	(61,869)	(2,054,174)	(129,384)
Accumulated net realized gain/loss on investments	(139,585)	(72,809)	25,063	1,493,835	83,748
Undistributed net investment income (loss)	8,367	(783)	463	552,015	(826)

TOTAL NET ASSETS	$5,383,649	$8,788,880	$1,039,719	$42,505,787	$1,185,790

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED	539,844	864,279	104,288	4,214,629	110,823

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$9.97	$10.17	$9.97	$10.09	$10.70

Investments, at identified cost	$5,068,866	$8,898,936	$1,100,002	$44,523,343	$1,313,618

(a)	Including $260,668, $392,589, $1,038,133, $42,469,169 and $1,184,234 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

16	STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2008	Large Cap Growth Fund II	Large Cap Value Fund II	Managed Allocation Fund – Conservative Growth II		Managed Allocation Fund – Moderate Growth II		Managed Allocation Fund – Aggressive Growth II
INVESTMENT INCOME:
Dividends(a)	$35,327 (b)	$98,658 (b)	$10,701		$302,025		$1,881

EXPENSES:
Investment advisory fee (Note 5)	23,342	29,643	1,231		55,523		1,556
Administrative personnel and services fee (Note 5)	739	1,243	132		5,986		168
Custodian fees	2,614	2,593	2,304		3,323		2,366
Transfer and dividend disbursing agent fees and expenses	2,453	2,530	2,379		5,035		2,393
Trustees’ fees	5,609	5,869	5,516		6,000		5,691
Tax preparation fees	5,217	4,820	5,218		5,319		4,711
Principal Executive Officer fees	77	115	39		675		17
Auditing fees	5,927	5,907	5,873		5,878		5,858
Legal fees	6,423	6,421	6,437		6,545		6,650
Portfolio accounting fees	750	1,082	101		5,031		197
Distribution services fee (Note 5)	6,861	11,531	1,231		55,522		1,552
Shareholder services fee (Note 5)	2,744	4,612	493		22,209		621
Printing and postage	3,962	4,270	3,675		3,936		3,265
Insurance premiums	3,438	3,371	3,287		3,966		3,289
Miscellaneous	1,320	1,296	861		1,786		797

Total EXPENSES	71,476	85,303	38,777		186,734		39,131

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	(23,342)	(29,643)	(1,231)		(27,444)		(1,556)
Reimbursement of other operating expenses	(20,881)	(10,403)	(33,729)		—		(32,848)
Waiver of principal executive officer fee	(30)	(50)	(5)		(243)		(7)
Waiver of transfer agent fee	(263)	(263)	(262)		(262)		(262)

TOTAL WAIVERS AND REIMBURSEMENTS	(44,516)	(40,359)	(35,227)		(27,949)		(34,673)

Net Expenses	26,960	44,944	3,550		158,785		4,458

Net investment income (loss)	8,367	53,714	7,151		143,240		(2,577)

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(93,895)	76,915	(110	)(c)	(183,153	)(c)	(9,554	)(c)
Net change in unrealized appreciation/depreciation of investments	(514,376)	(1,289,610)	(47,598)		(3,136,663)		(133,196)

Net realized and unrealized loss on investments	(608,271)	(1,212,695)	(47,708)		(3,319,816)		(142,750)

Change in net assets resulting from operations	$(599,904)	$(1,158,981)	$(40,557)		$(3,176,576)		$(145,327)

(a)	Including income received of $1,163, $7,863, $10,701, $302,025 and $1,881 on investments in affiliated issuers, respectively. (Note 5)

(b)	Net of foreign taxes withheld of $38 and $2,215, respectively.

(c)	Includes realized loss of $(110), $(183,153) and $(9,554) from the sales of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

17

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MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

18	STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund II
	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$8,367	$21,023
Net realized gain (loss) on investments	(93,895)	332,798
Capital gain distributions from other investment companies	—	—
Net change in unrealized appreciation (depreciation) of investments	(514,376)	131,420

Change in net assets resulting from operations	(599,904)	485,241

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(21,851)
Distributions from net realized gain on investments	—	(410,119)
Distributions from capital	—	—

Change in net assets resulting from distributions to shareholders	—	(431,970)

SHARE TRANSACTIONS:
Proceeds from sale of shares	331,533	804,469
Net asset value of shares issued to shareholders in payment of distributions declared	—	432,179
Cost of shares redeemed	(329,882)	(645,494)

Change in net assets resulting from share transactions	1,651	591,154

Change in net assets	(598,253)	644,425

NET ASSETS:
Beginning of period	$5,981,902	$5,337,477

End of period	$5,383,649	$5,981,902

Undistributed net investment income (loss) included in net assets at end of period	$8,367	$—

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	19

Large Cap Value Fund II		Managed Allocation Fund – Conservative Growth II		Managed Allocation Fund – Moderate Growth II		Managed Allocation Fund – Aggressive Growth II
Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

$53,714	$96,289	$7,151	$20,325	$143,240	$592,149	$(2,577)	$1,846
76,915	183,172	(110)	13,867	(183,153)	607,052	(9,554)	37,210
—	—	—	34,177	—	2,608,749	—	105,924
(1,289,610)	(186,440)	(47,598)	(22,010)	(3,136,663)	(544,863)	(133,196)	(48,307)

(1,158,981)	93,021	(40,557)	46,359	(3,176,576)	3,263,087	(145,327)	96,673

(54,497)	(96,370)	(7,635)	(25,945)	—	(999,206)	—	(16,945)
—	(355,050)	—	(20,576)	—	(1,488,893)	—	(60,674)
—	(5,658)	—	—	—	—	—	—

(54,497)	(457,078)	(7,635)	(46,521)	—	(2,488,099)	—	(77,619)

512,003	2,236,994	124,065	576,311	1,060,387	1,998,477	84,842	729,408
54,497	457,247	7,635	46,526	—	2,488,188	—	77,619
(569,195)	(781,106)	(18,988)	(387,100)	(3,468,297)	(5,456,217)	(107,564)	(647,469)

(2,695)	1,913,135	112,712	235,737	(2,407,910)	(969,552)	(22,722)	159,558

(1,216,173)	1,549,078	64,520	235,575	(5,584,486)	(194,564)	(168,049)	178,612

$10,005,053	$8,455,975	$975,199	$739,624	$48,090,273	$48,284,837	$1,353,839	$1,175,227

$8,788,880	$10,005,053	$1,039,719	$975,199	$42,505,787	$48,090,273	$1,185,790	$1,353,839

$(783)	$—	$463	$947	$552,015	$859	$(826)	$1,751

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

20	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended December 31, unless otherwise noted:

LARGE CAP GROWTH FUND II

	2008(c)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 11.08		$10.95	$10.08	$10.22	$ 9.78	$ 8.35
Income (Loss) From Operations:
Net Investment Income	0.03	(d)	0.04 (d)	0.06	0.03	0.05	0.03
Net realized and unrealized gain (loss)	(1.14)		0.95	0.99	0.16	0.45	1.42

Total Income (Loss) From Operations	(1.11)		0.99	1.05	0.19	0.50	1.45

Less Distributions From:
Net Investment Income	—		(0.04)	(0.06)	(0.04)	(0.06)	(0.02)
Net Realized gains	—		(0.82)	(0.12)	(0.29)	—	—

Total Distributions	—		(0.86)	(0.18)	(0.33)	(0.06)	(0.02)

Net Asset Value, End of Period	$ 9.97		$11.08	$10.95	$10.08	$10.22	$ 9.78

Total Return(a)	(10.02)%		9.16%	10.34%	2.02%	5.15%	17.35%
Net Assets, End of Period (millions)	$5,384		$5,982	$5,337	$5,071	$4,333	$2,627
Ratios to Average Net Assets
Gross Expense	2.60	%(e)	2.35%	2.49%	2.60%	2.89%	2.45%
Net Expenses(b)	0.98	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Net Investment Income	0.31	%(e)	0.37%	0.53%	0.30%	0.64%	0.37%
Portfolio Turnover Rate	31%		80%	50%	65%	111%	45%

LARGE CAP VALUE FUND II

	2008(c)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 11.57		$11.95	$11.03	$11.03	$10.18	$ 7.70
Income (Loss) From Operations:
Net Investment Income	0.06	(d)	0.12 (d)	0.12	0.08	0.11	0.09 (d)
Net realized and unrealized gain (loss)	(1.40)		0.06	1.79	0.94	0.86	2.47

Total Income (Loss) From Operations	(1.34)		0.18	1.91	1.02	0.97	2.56

Less Distributions From:
Net Investment Income	(0.06)		(0.12)	(0.12)	(0.09)	(0.12)	(0.08)
Net Realized gains	—		(0.43)	(0.87)	(0.93)	—	—
Capital	—		(0.01)	—	—	—	—

Total Distributions	(0.06)		(0.56)	(0.99)	(1.02)	(0.12)	(0.08)

Net Asset Value, End of Period	$ 10.17		$11.57	$11.95	$11.03	$11.03	$10.18

Total Return(a)	(11.56)%		1.48%	17.61%	10.29%	9.58%	33.45%
Net Assets, End of Period (millions)	$8,789		$10,005	$8,456	$6,262	$4,829	$2,756
Ratios to Average Net Assets
Gross Expense	1.85	%(e)	1.79%	2.02%	2.18%	2.61%	2.23%
Net Expenses(b)	0.98	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Net Investment Income	1.17	%(e)	1.00%	1.03%	0.80%	1.22%	1.01%
Portfolio Turnover Rate	9%		15%	20%	13%	126%	26%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Six months ended June 30, 2008 (unaudited)
(d)	Per share numbers have been calculated using the average share method.
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	21

For a share outstanding throughout each year ended December 31, unless otherwise noted:

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

	2008(c)		2007	2006	2005(d)
Net Asset Value, Beginning of Period	$10.46		$10.39	$10.16	$10.00
Income (Loss) From Operations:
Net Investment Income	0.07	(e)	0.23 (e)	0.31	0.23	(e)
Net realized and unrealized gain (loss)	(0.48)		0.33	0.39	0.09

Total Income (Loss) From Operations	(0.41)		0.56	0.70	0.32

Less Distributions From:
Net Investment Income	(0.08)		(0.28)	(0.31)	(0.12)
Net Realized gains	—		(0.21)	(0.16)	(0.04)

Total Distributions	(0.08)		(0.49)	(0.47)	(0.16)

Net Asset Value, End of Period	$ 9.97		$10.46	$10.39	$10.16

Total Return(a)	(3.95)%		5.46%	6.96%	3.24%
Net Assets, End of Period (millions)	$1,040		$975	$740	$452
Ratios to Average Net Assets
Gross Expense	7.82	%(f)	6.82%	9.11%	29.40	%(f)
Net Expenses(b)	0.72	%(f)	0.74%	0.74%	0.74	%(f)
Net Investment Income	1.45	%(f)	2.19%	3.19%	3.4	%(f)
Portfolio Turnover Rate	6%		64%	17%	35%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Six months ended June 30, 2008 (unaudited)
(d)	Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.
(e)	Per share numbers have been calculated using the average share method.
(f)	Computed on an annualized basis.

MANAGED ALLOCATION FUND – MODERATE GROWTH II

	2008(c)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.81		$10.66	$10.40	$11.08	$10.66	$ 9.29
Income (Loss) From Operations:
Net Investment Income	0.03	(d)	0.13 (d)	0.27	0.15	0.12	0.11 (d)
Net realized and unrealized gain (loss)	(0.75)		0.60	0.81	0.24	0.50	1.46

Total Income (Loss) From Operations	(0.72)		0.73	1.08	0.39	0.62	1.57

Less Distributions From:
Net Investment Income	—		(0.23)	(0.27)	(0.16)	(0.13)	(0.09)
Net Realized gains	—		(0.35)	(0.55)	(0.91)	(0.07)	(0.11)

Total Distributions	—		(0.58)	(0.82)	(1.07)	(0.20)	(0.20)

Net Asset Value, End of Period	$10.09		$10.81	$10.66	$10.40	$11.08	$10.66

Total Return(a)	(6.66)%		6.89%	10.42%	4.00%	5.94%	17.29%
Net Assets, End of Period (millions)	$42,506		$48,090	$48,285	$45,744	$41,011	$23,279
Ratios to Average Net Assets
Gross Expense	0.84	%(e)	0.81%	0.83%	0.81%	0.80%	1.02%
Net Expenses(b)	0.72	%(e)	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	0.65	%(e)	1.21%	2.50%	1.51%	1.37%	1.08%
Portfolio Turnover Rate	8%		16%	21%	14%	109%	17%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Six months ended June 30, 2008 (unaudited)
(d)	Per share numbers have been calculated using the average share method.
(e)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

22	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended December 31, unless otherwise noted:

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II

	2008(c)		2007	2006	2005(d)
Net Asset Value, Beginning of Period	$11.99		$11.76	$10.76	$10.00
Income (Loss) From Operations:
Net Investment Income	(0.02	)(e)	0.02 (e)	0.34 (e)	0.20	(e)
Net realized and unrealized gain (loss)	(1.27)		0.91	1.25	0.62

Total Income (Loss) From Operations	(1.29)		0.93	1.59	0.82

Less Distributions From:
Net Investment Income	—		(0.15)	(0.27)	(0.06)
Net Realized gains	—		(0.55)	(0.32)	—

Total Distributions	—		(0.70)	(0.59)	(0.06)

Net Asset Value, End of Period	$10.70		$11.99	$11.76	$10.76

Total Return(a)	(10.76)%		7.98%	14.83%	8.18%
Net Assets, End of Period (millions)	$1,186		$1,354	$1,175	$514
Ratios to Average Net Assets
Gross Expense	6.26	%(f)	4.95%	6.61%	34.87	%(f)
Net Expenses(b)	0.72	%(f)	0.74%	0.74%	0.74	%(f)
Net Investment Income	(0.41	)%(f)	0.14%	3.02%	2.89	%(f)
Portfolio Turnover Rate	6%		41%	16%	1%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Six months ended June 30, 2008 (unaudited)
(d)	Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.
(e)	Per share numbers have been calculated using the average share method.
(f)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	23

MTB Group of Funds June 30, 2008

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 5 of which are presented herein (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Portfolio Name	Investment Objective
MTB Large Cap Growth Fund II (“Large Cap Growth Fund II”)	To provide capital appreciation.

MTB Large Cap Value Fund II (“Large Cap Value Fund II”)	To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

MTB Managed Allocation Fund – Conservative Growth II (“Conservative Growth Fund II”)*	To seek capital appreciation and income.

MTB Managed Allocation Fund – Moderate Growth II (“Moderate Growth Fund II”)*	To seek capital appreciation and secondarily, income.

MTB Managed Allocation Fund – Aggressive Growth II (“Aggressive Growth Fund II”)*	To seek capital appreciation.

*	Each of these Funds is a “fund of funds,” which means that it seeks to achieve its investment objective by investing exclusively in other MTB Funds (“underlying Funds”) managed by MTB Investment Advisors, Inc. rather than investing directly in securities. These Funds indirectly pay a portion of the expenses incurred by the underlying Funds. Consequently, an investment in these Funds entails more direct and indirect expenses than direct investment in the underlying Funds.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation – Market values of the Fund’s portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	for investments in other open-ended regulated investment companies, based on net asset value (NAV);

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the

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MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

24	NOTES TO FINANCIAL STATEMENTS

times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Investment Income, Expenses and Distributions – Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and the relative net assets of each Fund. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly for Large Cap Value Fund II and Conservative Growth Fund II and are declared and paid annually for Large Cap Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II. Non-cash dividends included in dividend income, if any, are recorded at fair value. Interest income and expenses are accrued daily.

Federal Taxes – It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty

in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management has reviewed the tax positions for the open tax year as of December 31, 2007, and have determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are recorded on an identified cost basis.

3.	SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Large Cap Growth Fund II
	Six Months Ended June 30, 2008 Shares	Year Ended December 31, 2007 Shares
Shares sold	32,289	69,590
Shares issued to shareholders in payment of distributions declared	—	39,353
Shares redeemed	(32,102)	(56,607)

Net change resulting from shares transactions	187	52,336

	Large Cap Value Fund II
	Six Months Ended June 30, 2008 Shares	Year Ended December 31, 2007 Shares
Shares sold	47,583	180,997
Shares issued to shareholders in payment of distributions declared	5,260	39,264
Shares redeemed	(52,983)	(63,617)

Net change resulting from shares transactions	(140)	156,644

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June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	25

	Conservative Growth Fund II
	Six Months Ended June 30, 2008 Shares	Year Ended December 31, 2007 Shares
Shares sold	12,162	54,187
Shares issued to shareholders in payment of distributions declared	765	4,428
Shares redeemed	(1,886)	(36,531)

Net change resulting from shares transactions	11,041	22,084

	Moderate Growth Fund II
	Six Months Ended June 30, 2008 Shares	Year Ended December 31, 2007 Shares
Shares sold	101,946	179,506
Shares issued to shareholders in payment of distributions declared	—	228,745
Shares redeemed	(334,766)	(490,787)

Net change resulting from shares transactions	(232,820)	(82,536)

	Aggressive Growth Fund II
	Six Months Ended June 30, 2008 Shares	Year Ended December 31, 2007 Shares
Shares sold	7,669	58,294
Shares issued to shareholders in payment of distributions declared	—	6,467
Shares redeemed	(9,730)	(51,800)

Net change resulting from shares transactions	(2,061)	12,961

4.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment for short-term capital gains received from underlying Funds.

For the year ended December 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund Name	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains
Large Cap Growth Fund II	$(280)	$297	$(17)
Large Cap Value II	—	81	(81)
Conservative Growth Fund II	—	6,567	(6,567)
Moderate Growth Fund II	—	407,916	(407,916)
Aggressive Growth Fund II	—	16,881	(16,881)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 were as follows:

		2007		2006
Fund Name	Return of Capital	Ordinary Income[1]	Long-Term Capital Gains	Ordinary Income[1]	Long-Term Capital Gains
Large Cap Growth Fund II	—	$146,196	$285,774	$52,472	$29,759
Large Cap Value Fund II	5,658	99,206	352,214	164,635	474,259
Conservative Growth Fund II	—	26,299	20,222	21,849	9,339
Moderate Growth Fund II	—	999,206	1,488,893	1,220,247	2,304,489
Aggressive Growth Fund II	—	21,645	55,974	26,624	30,524

1For tax purposes short-term capital gain distributions are considered ordinary income distributions.

(continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

26	NOTES TO FINANCIAL STATEMENTS

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)
Large Cap Growth Fund II	$—	$—	$747,018
Large Cap Value Fund II	—	—	1,087,404
Conservative Growth Fund II	1,065	29,502	(18,718)
Moderate Growth Fund II	859	2,165,786	1,001,607
Aggressive Growth Fund II	1,751	107,763	(10,649)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

For Federal income tax purposes, the following amounts apply as of June 30, 2008:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth Fund II	$5,068,866	$644,439	$368,482	$275,957
Large Cap Value Fund II	8,898,936	1,574,827	1,775,640	(200,813)
Conservative Growth Fund II	1,100,002	5,655	67,524	(61,869)
Moderate Growth Fund II	44,523,343	177,010	2,231,184	(2,054,174)
Aggressive Growth Fund II	1,313,618	356	129,740	(129,384)

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. Large Cap Growth Fund II and Large Cap Value Fund II deferred post-October losses in the amount of $2,375 and $148,331, respectively, during 2007.

5.	INVESTMENT ADVISOR FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. is the Funds’ investment advisor (the “Advisor”). The advisory agreement between the Trust and Advisor provides for an annual fee based on a percentage of each Fund’s average daily net assets as shown in the following table:

Fund Name	Annual Rate
Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Conservative Growth Fund II	0.25%
Moderate Growth Fund II	0.25%
Aggressive Growth Fund II	0.25%

The Advisor may voluntarily choose to waive any portion of its fee or reimburse the Funds for certain operating expenses. The Advisor may terminate this voluntary waiver or reimbursement at any time at its sole discretion.

The Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct operating expenses to not more than the stated amount shown below of the Fund’s average daily net assets through April 30, 2009.

Fund Name	Annual Rate
Large Cap Growth Fund II	1.00%
Large Cap Value Fund II	1.00%
Conservative Growth Fund II	0.74%
Moderate Growth Fund II	0.74%
Aggressive Growth Fund II	0.74%

NWQ Investment Management Company LLC (NWQ) is the sub-advisor of Large Cap Value Fund II and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund II. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. NWQ is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund II.

Administrative Fee – M&T Securities, Inc. (“M&T”) served as co- administrators to the Trust for the period January 1, 2008 through March 31, 2008. Effective April 1, 2008, MTB Investment Advisors, Inc. (“MTBIA”) replaced M&T as co-administrator to the Trust. The co-administrators provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided at an aggregate annual fee as specified below:

Fees payable to M&T Securities: (January 1, 2008 through March 31, 2008)

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

Fees payable to MTBIA: (effective April 1, 2008 through June 30, 2008)

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

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June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	27

M&T Securities and MTBIA may each voluntarily choose to waive any portion of its fee. M&T Securities and MTBIA can each modify or terminate its voluntary waiver at any time at its sole discretion.

Effective September 10, 2007, the Trust entered into a fund administration and accounting agreement and custody agreement with The Bank of New York Mellon. Fees for such services are based on assets and volume of transactions.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors Inc., at an annual rate of up to 0.25% of the average daily net assets of the Funds for the sale, distribution, administration, customer servicing and recordkeeping of the Funds’ shares. The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time in its sole discretion. In addition, a financial intermediary or ALPS Distributors Inc., may waive or reduce any fees to which they are entitled. For the period January 1, 2008 through June 30, 2008, ALPS did not retain any fees paid by the Funds.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS Distributors Inc, the Funds may pay up to 0.10% of the average daily net assets of each Fund’s shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T

Securities has entered into a Shareholder Services Agreement with ALPS under the Shareholder Services Plan and is entitled to receive up to 0.10% of the average daily net assets of each Fund’s shares. The Funds may waive or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive or reduce any fees to which they are entitled. For the period January 1, 2008 through June 30, 2008, neither M&T Securities or ALPS Distributors Inc., received any fees paid by the Funds.

Other Fees – For the period November 16, 2007 through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Distributors, Inc., for transfer agency services when the total expenses payable to all Funds exceed $1,047,803 per year. These amounts are shown as waivers on the Statement of Operations.

Foresides Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the period from September 10, 2007 through September 10, 2008, the Bank of New York Mellon has agreed to pay FMS’ fee in excess of $135,000 per annum. For the twelve month period ended September 10, 2009, Bank of New York Mellon will pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as waivers on the Statement of Operations.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Advisor was paid an advisory fee by the affiliated Funds listed beneath its name below. With respect to Large Cap Growth Fund II and Large Cap Value Fund II, in order to comply with an SEC exemptive order which permits these Funds to invest in affiliated money market funds, the Advisor reimbursed Large Cap Growth Fund II and Large Cap Value Fund II a portion of the advisory fees paid by the affiliated Fund(s) listed beneath its name below. Transactions with affiliated companies during the six months ended June 30, 2008 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value at 6/30/2008	Dividend Income

Large Cap Growth Fund II:
MTB Prime Money Market Fund	29,901	902,616	671,849	260,668	$260,668	$1,163

Large Cap Value Fund II:
MTB Prime Money Market Fund	710,019	1,175,654	1,493,084	392,589	$392,589	$7,863

Conservative Growth Fund II:
MTB International Equity Fund	11,698	3,640	508	14,830	166,541	—
MTB Large Cap Growth Fund	12,610	2,541	279	14,872	124,331	—
MTB Large Cap Stock Fund	5,840	1,317	71	7,086	51,657	—
MTB Large Cap Value Fund	4,836	975	—	5,811	62,350	368
MTB Mid Cap Growth Fund	701	900	80	1,521	20,699	—
MTB Mid Cap Stock Fund	1,041	198	40	1,199	15,418	—
MTB Small Cap Growth Fund	836	162	27	971	15,713	—
MTB Small Cap Stock Fund	1,658	438	9	2,087	10,269	—
MTB Intermediate-Term Bond Fund	7,991	1,075	641	8,425	83,238	1,547
MTB Short Duration Government Bond Fund	16,227	1,955	2,191	15,991	155,751	2,857
MTB Short-Term Corporate Bond Fund	15,027	1,917	1,132	15,812	155,749	2,877
MTB U.S. Government Bond Fund	7,351	1,074	642	7,783	72,846	1,469
MTB Prime Money Market Fund	108,209	210,879	215,517	103,571	103,571	1,583

TOTAL	194,025	227,071	221,137	199,959	$1,038,133	$10,701

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MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

28	NOTES TO FINANCIAL STATEMENTS

Affiliated Fund Name	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value at 6/30/2008	Dividend Income

Moderate Growth Fund II:
MTB International Equity Fund	875,697	123,096	88,599	910,194	$10,221,483	$—
MTB Large Cap Growth Fund	718,591	40,619	49,280	709,930	5,935,011	—
MTB Large Cap Stock Fund	798,716	47,307	34,183	811,840	5,918,310	—
MTB Large Cap Value Fund	275,497	14,644	12,757	277,384	2,976,333	18,537
MTB Mid Cap Growth Fund	68,462	37,672	12,787	93,347	1,270,448	—
MTB Mid Cap Stock Fund	33,893	2,163	3,353	32,703	420,561	—
MTB Small Cap Growth Fund	54,437	4,512	5,971	52,978	857,191	—
MTB Small Cap Stock Fund	80,968	9,305	4,872	85,401	420,173	—
MTB Intermediate-Term Bond Fund	536,580	27,494	90,045	474,029	4,683,410	97,523
MTB Short Duration Government Bond Fund	297,190	13,670	92,755	218,105	2,124,345	45,086
MTB Short-Term Corporate Bond Fund	440,342	21,060	73,202	388,200	3,823,774	79,126
MTB U.S. Government Bond Fund	51,277	2,940	8,721	45,496	425,841	9,605
MTB Prime Money Market Fund	4,322,881	5,625,739	6,556,331	3,392,289	3,392,289	52,148

TOTAL	8,554,531	5,970,221	7,032,856	7,491,896	$42,469,169	$302,025

Aggressive Growth Fund II:
MTB International Equity Fund	31,075	2,597	1,921	31,751	356,560	—
MTB Large Cap Growth Fund	33,496	2,470	2,007	33,959	283,894	—
MTB Large Cap Stock Fund	31,029	2,746	1,413	32,362	235,917	—
MTB Large Cap Value Fund	12,844	1,117	691	13,270	142,386	900
MTB Mid Cap Growth Fund	1,862	1,075	332	2,605	35,450	—
MTB Mid Cap Stock Fund	1,843	177	195	1,825	23,466	—
MTB Small Cap Growth Fund	2,220	227	228	2,219	35,900	—
MTB Small Cap Stock Fund	4,403	490	127	4,766	23,449	—
MTB Short Duration Government Bond Fund	2,694	255	514	2,435	23,713	481
MTB Prime Money Market Fund	38,435	222,381	237,317	23,499	23,499	500

TOTAL	159,901	233,535	244,745	148,691	$1,184,234	$1,881

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008 were as follows:

Fund Name	Purchase	Sales
Large Cap Growth Fund II	$1,685,109	$1,830,701
Large Cap Value Fund II	979,448	759,548
Conservative Growth Fund II	161,446	56,299
Moderate Growth Fund II	3,496,652	4,849,417
Aggressive Growth Fund II	112,029	74,447

7.	LINE OF CREDIT

On February 13, 2008, the Funds (except Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II) entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with The Bank of New York Mellon. The

LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings were charged an interest rate of 0.50% per annum over the Federal Funds Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. For the period February 13, 2008, to June 30, 2008, the Funds did not utilize this line of credit.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

29

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their Portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2008 (unaudited)

30

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June 30, 2008 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Co-Administrator, Accountant & Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisor to

MTB Large Cap Value Fund II

NWQ Investment Management Company LLC

2049 Century Park East

Los Angeles, CA 90067

Independent Registered Public

Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds. Since we are required by law to send an Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

1-800-836-2211  /  mtbfunds.com

MTB FUNDS

100 EAST PRATT STREET, 15TH FLOOR

BALTIMORE, MD 21202

MTB-SAR-008-0808

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

(a) Included as part of the report to shareholders filed under Item 1 of the Form.

(b) Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1) Not applicable.

(a) (2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto.

(a) (3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	August 27, 2008

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	August 27, 2008

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	August 27, 2008